Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Notional amounts of derivative instruments

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2013. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2013 for forward contracts, and based on spot rates as of September 30, 2013 for options.

Notional Value*
Foreign exchange contracts	$850,665

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2013 and September 30, 2012, as an asset or a liability is as follows:

	As of
	September 30,
	2013	2012
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$21,595	$855
Other noncurrent assets	3,134	1,453
Accrued expenses and other current liabilities	(11,641)	(20,087)
Other noncurrent liabilities	(5,567)	(4,166)

	7,521	(21,945)
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	2,688	1,507
Accrued expenses and other current liabilities	(2,671)	(3,490)

	17	(1,983)

Net fair value	$7,538	$(23,928)

Effect of cash flow hedging instruments

The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2013, 2012 and 2011, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	Gains (Losses) Reclassified from Other Comprehensive Income (Loss) (Effective Portion) Year Ended September 30,
	2013	2012	2011
Line item in statements of income:
Revenue	$(66)	$3,091	$(2,410)
Cost of service	(2,945)	(21,504)	11,244
Research and development	803	(2,928)	2,477
Selling, general and administrative	661	(3,395)	2,220

Total	$(1,547)	$(24,736)	$13,531

Changes in net unrealized gains (losses) on cash flow hedges

The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive income (loss), net of tax, is as follows:

	Year Ended September 30,
	2013	2012	2011
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$(17,942)	$(14,437)	$6,002
Changes associated with hedging transactions, net of tax	20,035	(26,108)	(8,483)
Reclassification of losses (gains) into earnings, net of tax	2,603	22,603	(11,956)

Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$4,696	$(17,942)	$(14,437)

Effect of non-designated as hedging instruments

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2013, 2012 and 2011, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	Gains (Losses) Recognized in Income Year Ended September 30,
	2013	2012	2011
Line item in statements of income:
Revenue	$362	$(302)	$(2,060)
Cost of service	4,666	(1,548)	(1,301)
Research and development	1,136	(319)	151
Selling, general and administrative	1,276	(518)	(254)
Interest and other expense, net	4,145	(1,250)	1,713
Income taxes	(1,179)	506	(311)

Total	$10,406	$(3,431)	$(2,062)